Note 6 - Allowance for Loan Losses and Credit Quality Information - Troubled Debt Restructurings (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Troubled debt restructurings	$ 1,478	$ 2,465	$ 2,500
Residential Portfolio Segment [Member]
Troubled debt restructurings	612	623
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Other [Member]
Troubled debt restructurings	211	983
Consumer Portfolio Segment [Member]
Troubled debt restructurings	630	745
Commercial Portfolio Segment [Member]
Troubled debt restructurings	$ 25	$ 114